Interest and other income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Interest and Other Income	Interest and other income

$ million
	2025		2024	2023
Interest income	1,960		2,372	2,313
Dividend income (from investments in equity securities)	82		83	49
Net gains/(losses) on sale and revaluation of non-current assets and businesses	3,190	[A]	(288)	257
Net foreign exchange losses on financing activities	(537)		(1,025)	(458)
Other	532		582	677
Total	5,227		1,724	2,838
[A]Mainly includes gain on the divestment of UK offshore oil and gas assets and US midstream operations.
Other includes amounts recognised in respect of sublease income from partners in joint operations (2025: $420 million, 2024: $493 million, 2023: $418 million).